21) Financial assets at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2020
Financial assets at fair value through other comprehensive income
21) Financial assets at fair value through other comprehensive income

21)       Financial assets at fair value through other comprehensive income

a)	Financial assets at fair value through other comprehensive income

	R$ thousand
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Brazilian government securities	134,289,029	9,310,390	(100,977)	143,498,442
Corporate debt securities	4,828,945	162,121	(97,033)	4,894,033
Bank debt securities	6,637,552	745,867	(1,256,114)	6,127,305
Brazilian sovereign bonds	9,222,104	608,077	(257,808)	9,572,373
Foreign governments securities	6,501,034	7,184	-	6,508,218
Mutual funds	2,939,361	14,770	(3,548)	2,950,583
Marketable equity securities and other stocks	9,895,440	2,631,980	(236,399)	12,291,021
Balance on December 31, 2020 (1)	174,313,465	13,480,389	(1,951,879)	185,841,975

Brazilian government securities	149,536,012	11,531,621	(732)	161,066,901
Corporate debt securities	5,293,589	318,798	(126,710)	5,485,677
Bank debt securities	5,606,859	534,907	(629,287)	5,512,479
Brazilian sovereign bonds	1,696,120	69,616	(18,804)	1,746,932
Foreign governments securities	6,449,559	5,335	-	6,454,894
Mutual funds	2,236,877	10,049	(15,116)	2,231,810
Marketable equity securities and other stocks	8,938,066	1,069,846	(56,595)	9,951,317
Balance on December 31, 2019	179,757,082	13,540,172	(847,244)	192,450,010

(1) In June 2020, Management decided to reclassify the Securities measured at fair value through other comprehensive income to be measured at amortized cost, in the amount of R$20,009,471 thousand. This reclassification was the result of the alignment of risk and capital management. Without considering this reclassification of the securities it would have been recognized in other comprehensive income fair value changes in the amount of R$1,794,263 thousand.

b)	Maturity

	R$ thousand
	On December 31, 2020		On December 31, 2019
	Amortized cost	Fair value	Amortized cost	Fair value
Due within one year	60,234,322	59,892,379	33,240,423	33,247,822
From 1 to 5 years	64,073,593	67,388,842	97,066,063	101,397,630
From 5 to 10 years	14,913,201	15,784,368	21,003,150	22,423,476
Over 10 years	22,257,548	27,534,782	17,272,504	23,197,955
No stated maturity	12,834,801	15,241,604	11,174,942	12,183,127
Total	174,313,465	185,841,975	179,757,082	192,450,010

The financial instruments pledged as collateral, classified as Financial assets at fair value through other comprehensive income, totalled R$35,548,882 thousand on December 31, 2020 (2019 – R$71,964,109 thousand), being composed mostly of Brazilian government bonds.

c)	Investments in equity instruments designated at fair value through other comprehensive income

	R$ thousand
	Cost	Adjustments to Fair Value	Fair Value
Marketable equity securities and other stocks	9,895,440	2,395,581	12,291,021
Total in December 31, 2020	9,895,440	2,395,581	12,291,021

The Organization adopted the option of designating equity instruments at fair value through other comprehensive income due to the particularities of a given market.

d)	Reconciliation of expected losses of financial assets at FVOCI:

	R$ thousand
	Stage 1	Stage 2	Stage 3	Total
Expected loss of financial assets at FVOCI on December 31, 2018	14,712	162,061	160,733	337,506
New assets originated or purchased/Assets settled or paid	25,128	(149,362)	(14,810)	(139,044)
Expected loss of financial assets at FVOCI on December 31, 2019	39,840	12,699	145,923	198,462
Transferred to Stage 1	-	(306)	-	(306)
Transferred to Stage 2	(1,088)	-	-	(1,088)
Transfer from Stage 1	-	1,088	-	1,088
Transfer from Stage 2	306	-	-	306
New assets originated or purchased/Assets settled or paid	58,906	(10,305)	(137,159)	(88,558)
Expected loss of financial assets to VJORA on December 31, 2020	97,964	3,176	8,764	109,904